SHAREHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended			6 Months Ended	12 Months Ended
		Sep. 30, 2025	Aug. 14, 2025	Aug. 06, 2025	Mar. 17, 2025	Aug. 28, 2024	Jan. 31, 2025	Jul. 31, 2023	Jun. 30, 2023	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital shares authorized											22,801,942		13,265,593	[1]
Common stock shares authorized	[2]										22,801,942		13,265,593
Shareholders, share split				1-for-4.77008
Conversion of Stock, Shares Converted								168,112	168,112
Other expenses											$ 423		$ 224		$ 567
Underwriting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 10.00
Issuance costs			$ 257
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, shares issued			1,250,000							1,250,800
Sale of stock, price per share			$ 8.00
Underwriting discounts and commissions		$ 31								$ 10,000
Other expenses										$ 8,200
Warrants			187,500
Deferred offering costs			$ 260
IPO [Member] | 2024 SAFEs [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities													398,653
IPO [Member] | Underwriting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants			37,614
Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, shares issued		3,824
Sale of stock, price per share		$ 8.00
Other expenses		$ 28
Warrants		3,824
Class A-3 A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Converted						168,112
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital shares authorized													13,266,000
Common stock shares authorized					9,536,000
Stock issued during period shares new issues					22,802,000						1,253,824	[3]
Sale of stock, shares issued							346,537
Stock Issued During Period, Shares, Conversion of Convertible Securities	[3]										398,653		473,197

[1]	After giving effect to the forward share split, see also Note 7.
[2]	Unless otherwise stated, the term Ordinary Shares in these consolidated financial statements refers to all classes of shares, including Class Ordinary Shares, and Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares, which converted into Class Ordinary Shares at a 1:1 ratio in connection with the closing of the Company’s initial public offering on August 13, 2025.
[3]	Unless otherwise stated, the term Ordinary Shares in these consolidated financial statements refers to all classes of shares, including Class Ordinary Shares, and Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares, which converted into Class Ordinary Shares at a 1:1 ratio in connection with the closing of the Company’s initial public offering on August 13, 2025.